Basis of Presentation and General Information-Disposal of Subsidiary (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2013 [SaleOfFourSubsidiariesUnderDvbFacilityMember]	Dec. 31, 2013 [SaleOfThreeSubsidiariesUnderUobFacilityMember]	Dec. 31, 2012 [DisposalOfBetSubsidiaryMember]
Cash and restricted cash		$ 1,902	$ 103	$ 3,531
Vessels and other assets		22,780	18,514	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company				(58,188)
Long-term debt and other liabilities, net of obligations towards the Company		(30,382)	(39,957)
Effect on equity from disposal of subsidiary	5,213			(5,213)
Net liabilities		$ (5,700)	$ (21,340)